Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued under the PRA Group, Inc. Amended and Restated 2022 Omnibus Incentive Plan
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	18.82
Maximum Aggregate Offering Price	$ 65,870,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,096.65
Offering Note	Represents 3,500,000 shares of common stock, par value $0.01 per share (the "Common Stock"), of PRA Group, Inc. (the "Registrant") being registered hereon that were added to the shares authorized for issuance under the Registrant's Amended and Restated 2022 Omnibus Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers such indeterminable number of additional shares of Common Stock, as may become issuable under the Plan to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Stock Market on August 11, 2026.